Short-Term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-Term Borrowings
Secured borrowings	$ 503,700	$ 453,000
Short-Term Borrowings
Short-Term Borrowings
Secured borrowings	503,700	453,000
Unused credit lines	$ 258,917	$ 206,483
Short-Term Borrowings | Bottom of range
Short-Term Borrowings
Interest rate-secured borrowings	0.30%	0.30%
Short-Term Borrowings | Top of range
Short-Term Borrowings
Interest rate-secured borrowings	0.35%	0.35%